Schedule of Investments(a)
May 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.88%
Apartments –9.84%
AvalonBay Communities, Inc.	370,897	$64,528,660
UDR, Inc.	1,605,091	63,673,960
		128,202,620
Data Centers –7.32%
Digital Realty Trust, Inc.	309,155	31,676,021
Equinix, Inc.	85,451	63,707,993
		95,384,014
Free Standing –8.76%
Agree Realty Corp.	560,093	36,120,397
Essential Properties Realty Trust, Inc.	562,958	13,471,585
Realty Income Corp.	1,085,677	64,532,641
		114,124,623
Health Care–12.23%
Healthcare Realty Trust, Inc.	1,653,547	30,772,510
Healthpeak Properties, Inc.	2,282,120	45,551,115
Ventas, Inc.	476,751	20,567,038
Welltower, Inc.	835,495	62,336,282
		159,226,945
Industrial–18.25%
Americold Realty Trust, Inc.	944,308	27,668,224
Prologis, Inc.	960,492	119,629,279
Rexford Industrial Realty, Inc.(b)	1,031,900	56,176,636
Terreno Realty Corp.(b)	557,637	34,199,877
		237,674,016
Infrastructure REITs–12.61%
American Tower Corp.	601,905	111,015,358
Crown Castle, Inc.	351,219	39,761,503
SBA Communications Corp., Class A	60,609	13,441,864
		164,218,725
Lodging Resorts–3.69%
Host Hotels & Resorts, Inc.	2,892,306	48,012,280
Manufactured Homes–6.74%
Equity LifeStyle Properties, Inc.(b)	526,309	33,246,939
Sun Communities, Inc.	431,003	54,577,910
		87,824,849
Office–3.24%
Alexandria Real Estate Equities, Inc.	223,388	25,345,603
Kilroy Realty Corp.	619,852	16,822,783
		42,168,386
Shares		Value
Self Storage–4.46%
CubeSmart(b)	820,067	$36,443,778
Life Storage, Inc.	170,336	21,699,103
		58,142,881
Shopping Centers–3.17%
Brixmor Property Group, Inc.	986,373	19,757,051
Kimco Realty Corp.	1,170,404	21,512,026
		41,269,077
Single Family Homes–2.30%
Invitation Homes, Inc.	883,919	29,947,176
Specialty–6.27%
Gaming and Leisure Properties, Inc.	360,224	17,341,183
Lamar Advertising Co., Class A	122,824	11,039,421
VICI Properties, Inc.	1,723,161	53,297,370
		81,677,974
Total Common Stocks & Other Equity Interests (Cost $1,161,311,119)		1,287,873,566
Money Market Funds–1.15%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(c)(d)	5,146,425	5,146,425
Invesco Liquid Assets Portfolio, Institutional Class, 5.13%(c)(d)	4,002,948	4,003,348
Invesco Treasury Portfolio, Institutional Class, 5.04%(c)(d)	5,881,628	5,881,628
Total Money Market Funds (Cost $15,031,477)		15,031,401
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $1,176,342,596)		1,302,904,967
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.88%
Invesco Private Government Fund, 5.10%(c)(d)(e)	10,503,372	10,503,372
Invesco Private Prime Fund, 5.22%(c)(d)(e)	27,022,520	27,019,817
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $37,525,891)		37,523,189
TOTAL INVESTMENTS IN SECURITIES–102.91% (Cost $1,213,868,487)		1,340,428,156
OTHER ASSETS LESS LIABILITIES–(2.91)%		(37,920,065)
NET ASSETS–100.00%		$1,302,508,091

Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Real Estate Fund

Notes to Schedule of Investments:
(a)	Property type classifications used in this report are generally according to FTSE National Association of Real Estate Investment Trusts ("NAREIT") Equity REITs Index, which is exclusively owned by NAREIT.
(b)	All or a portion of this security was out on loan at May 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,693,116	$54,033,334	$(58,580,025)	$-	$-	$5,146,425	$114,382
Invesco Liquid Assets Portfolio, Institutional Class	7,250,646	38,595,239	(41,842,875)	(187)	525	4,003,348	75,511
Invesco Treasury Portfolio, Institutional Class	11,077,846	61,752,382	(66,948,600)	-	-	5,881,628	111,417
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,194,534	87,101,268	(92,792,430)	-	-	10,503,372	101,240*
Invesco Private Prime Fund	41,643,087	195,637,347	(210,240,925)	1,136	(20,828)	27,019,817	277,050*
Total	$85,859,229	$437,119,570	$(470,404,855)	$949	$(20,303)	$52,554,590	$679,600

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,287,873,566	$—	$—	$1,287,873,566
Money Market Funds	15,031,401	37,523,189	—	52,554,590
Total Investments	$1,302,904,967	$37,523,189	$—	$1,340,428,156
Invesco Real Estate Fund